Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flows used in operating activities
Net loss	$ (7,874)	$ (10,101)
Adjustments for:
Depreciation of property and equipment	1
Stock-based compensation	3,064	5,189
Issued stock for commission and option expense	60	0
Convertible note related accretion expense	0	126
Changes in non-cash operating balances:
Accounts receivable and other receivables	70	4
Prepaid expense	(15)	(10)
Inventories	(23)	(18)
Security deposit	(16)	0
Accounts payable and accrued liabilities	(1,381)	(127)
Net cash flows used in operating activities	(6,114)	(4,937)
Cash flows from financing activities
Proceeds from issuance of share capital	9,932	4,658
Net cash flows provided by financing activities	9,932	4,658
Cash flows used in investing activities
Purchase of property and equipment	(11)
Net cash flows used in investing activities	(11)
Net (decrease) increase in cash	3,807	(279)
Cash, beginning of the period	851	2,018
Cash, end of the period	$ 4,658	$ 1,739